Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) £ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Debt securities in issue [line items]
Notional			£ 198,391			£ 205,911
Debt securities			43,679			50,171
Medium Term Notes
Debt securities in issue [line items]
Debt securities			16,325			21,508
Euro 35bn Global Covered Bond Programme
Debt securities in issue [line items]
Notional | €	€ 35,000,000,000			€ 35,000,000,000
Debt securities			19,285			19,004
US$20bn Commercial Paper Programmes
Debt securities in issue [line items]
Notional | $		$ 20,000,000,000			$ 20,000,000,000
Debt securities			2,824			3,014
Certificates of deposit
Debt securities in issue [line items]
Debt securities			2,858			2,806
Credit linked notes
Debt securities in issue [line items]
Credit linked notes			57			60
Securitisation programmes
Debt securities in issue [line items]
Debt securities			2,330			3,779
US$30bn Euro Medium Term Note Programme | Medium Term Notes
Debt securities in issue [line items]
Notional | $		30,000,000,000			30,000,000,000
Debt securities			1,694			4,679
– Euro 30bn Euro Medium Term Note Programme | Medium Term Notes
Debt securities in issue [line items]
Notional	30,000,000,000	30,000,000,000		€ 30,000,000,000	$ 30,000,000,000
Debt securities			3,619			5,175
– US SEC-registered Debt Programme – Santander UK Group Holdings plc | Medium Term Notes
Debt securities in issue [line items]
Debt securities			4,882			5,763
– US SEC-registered Debt Programme – Santander UK plc | Medium Term Notes
Debt securities in issue [line items]
Debt securities			4,723			5,891
– Euro 750m Senior Unsecured Notes | Medium Term Notes
Debt securities in issue [line items]
Notional | €	€ 750,000,000
Debt securities			673			0
– US$1bn Senior Unsecured Notes | Medium Term Notes
Debt securities in issue [line items]
Notional | $		$ 1,000,000,000
Debt securities			£ 734			£ 0